Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Office Building [Member]
Operating Lease, Weighted Average Remaining Lease Term	1 year 7 months 13 days
Operating Lease, Expense	$ 247	$ 277
Charter In Vessels [Member]
Operating Lease, Weighted Average Remaining Lease Term	5 years 7 months 13 days